Fair Value of Financial Instruments - Summary of Fair Value Hierarchy of Instruments Carried at Fair Value on a Recurring Basis (Detail) - CAD ($) $ in Millions		Oct. 31, 2021	Oct. 31, 2020
Assets:
Precious metals		$ 755	$ 1,181
Trading assets
Loans		8,113	8,352
Securities		137,148	108,331
Other		1,051	1,156
Derivative financial instruments
Derivative Financial Assets		42,302	45,065
Liabilities:
Deposits	[1]	797,259	750,838
Financial liabilities designated at fair value through profit or loss		22,493	18,899
Subordinated debentures		6,334	7,405
Obligations related to securities sold short		40,954	31,902
Other liabilities		58,799	62,604
Derivative financial instruments
Derivative Financial Liabilities		42,203	42,247
Canadian provincial and municipal debt [member]
Trading assets
Securities		9,854	9,320
Recurring fair value measurement [member] | IFRS9 [member]
Assets:
Precious metals	[2]	755	1,181
Trading assets
Assets		146,312	117,839
Investment securities
Investment securities	[3]	57,042	79,745
Derivative financial instruments
Derivative Financial Assets		42,302	45,065
Liabilities:
Deposits		175	73
Financial liabilities designated at fair value through profit or loss		22,493	18,899
Obligations related to securities sold short		40,954	31,902
Derivative financial instruments
Derivative Financial Liabilities		42,203	42,247
Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans		8,113	8,352
Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities		13,114	13,036
Investment securities
Investment securities	[3]	5,804	16,828
Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities		9,854	9,320
Investment securities
Investment securities	[3]	5,155	17,547
Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member] | IFRS9 [member]
Trading assets
Securities		6,823	5,182
Investment securities
Investment securities	[3]	13,637	13,229
Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities		9,688	12,645
Investment securities
Investment securities	[3]	26,689	27,922
Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		11,820	10,588
Investment securities
Investment securities	[3]	1,356	1,138
Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		85,849	57,560
Recurring fair value measurement [member] | Other trading assets [member] | IFRS9 [member]
Trading assets
Other		1,051	1,156
Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Investment securities
Investment securities	[3]	4,401	3,081
Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		13,125	21,017
Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		18,293	17,943
Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		3,718	2,948
Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		245	480
Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		6,921	2,677
Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		13,163	16,954
Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		18,171	19,511
Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		5,050	2,734
Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		30	53
Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		5,789	2,995
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member]
Derivative financial instruments
Loans	[4],[5]	400,565	374,767
Liabilities:
Deposits	[4]	290,341	307,457
Subordinated debentures		6,733	7,827
Other liabilities		24,623	26,831
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Financial assets at amortised cost, category [member] | IFRS9 [member]
Derivative financial instruments
Investment securities - amortized cost	[5]	18,133	32,129
Level 1 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Trading assets
Assets		110,000	81,921
Investment securities
Investment securities	[3]	17,480	30,071
Derivative financial instruments
Derivative Financial Assets		184	290
Liabilities:
Obligations related to securities sold short		35,487	25,584
Derivative financial instruments
Derivative Financial Liabilities		307	599
Level 1 [member] | Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities		9,272	9,154
Investment securities
Investment securities	[3]	1,125	1,728
Level 1 [member] | Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities		5,556
Investment securities
Investment securities	[3]	1,937	93
Level 1 [member] | Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member] | IFRS9 [member]
Trading assets
Securities		6,760	5,182
Investment securities
Investment securities	[3]	11,462	11,930
Level 1 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities		129	9,230
Investment securities
Investment securities	[3]	67	14,101
Level 1 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		2,595
Investment securities
Investment securities	[3]	10	265
Level 1 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		85,688	57,199
Level 1 [member] | Recurring fair value measurement [member] | Other trading assets [member] | IFRS9 [member]
Trading assets
Other			1,156
Level 1 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Investment securities
Investment securities	[3]	2,879	1,954
Level 1 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		184	290
Level 1 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		307	599
Level 1 [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Financial assets at amortised cost, category [member] | IFRS9 [member]
Derivative financial instruments
Investment securities - amortized cost	[5]	3,714	4,946
Level 2 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Assets:
Precious metals	[2]	755	1,181
Trading assets
Assets		36,271	35,900
Investment securities
Investment securities	[3]	38,214	48,764
Derivative financial instruments
Derivative Financial Assets		42,096	44,768
Liabilities:
Deposits		175	73
Financial liabilities designated at fair value through profit or loss		22,354	18,899
Obligations related to securities sold short		5,467	6,318
Derivative financial instruments
Derivative Financial Liabilities		41,875	41,629
Level 2 [member] | Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans		8,113	8,352
Level 2 [member] | Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities		3,842	3,882
Investment securities
Investment securities	[3]	4,679	15,100
Level 2 [member] | Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities		4,298	9,320
Investment securities
Investment securities	[3]	3,218	17,454
Level 2 [member] | Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member] | IFRS9 [member]
Trading assets
Securities		63
Investment securities
Investment securities	[3]	2,175	1,299
Level 2 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities		9,559	3,415
Investment securities
Investment securities	[3]	26,605	13,798
Level 2 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		9,185	10,570
Investment securities
Investment securities	[3]	1,319	850
Level 2 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		160	361
Level 2 [member] | Recurring fair value measurement [member] | Other trading assets [member] | IFRS9 [member]
Trading assets
Other		1,051
Level 2 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Investment securities
Investment securities	[3]	218	263
Level 2 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		13,124	21,013
Level 2 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		18,293	17,943
Level 2 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		3,513	2,655
Level 2 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		245	480
Level 2 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		6,921	2,677
Level 2 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		13,148	16,937
Level 2 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		18,171	19,511
Level 2 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		4,737	2,133
Level 2 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		30	53
Level 2 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		5,789	2,995
Level 2 [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member]
Liabilities:
Deposits	[4]	290,341	307,457
Subordinated debentures		6,733	7,827
Other liabilities		24,414
Level 2 [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Financial assets at amortised cost, category [member] | IFRS9 [member]
Derivative financial instruments
Investment securities - amortized cost	[5]	14,417	26,864
Level 3 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Trading assets
Assets		41	18
Investment securities
Investment securities	[3]	1,348	910
Derivative financial instruments
Derivative Financial Assets		22	7
Liabilities:
Financial liabilities designated at fair value through profit or loss		139
Derivative financial instruments
Derivative Financial Liabilities		21	19
Level 3 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Investment securities
Investment securities	[3]	17	23
Level 3 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		40	18
Investment securities
Investment securities	[3]	27	23
Level 3 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		1
Level 3 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Investment securities
Investment securities	[3]	1,304	864
Level 3 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		1	4
Level 3 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		21	3
Level 3 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		15	17
Level 3 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		6	2
Level 3 [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member]
Derivative financial instruments
Loans	[4],[5]	400,565	374,767
Liabilities:
Other liabilities		209
Level 3 [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Financial assets at amortised cost, category [member] | IFRS9 [member]
Derivative financial instruments
Investment securities - amortized cost	[5]	$ 2	$ 319

[1]	Deposits denominated in U.S. dollars amount to $259,027 (2020 – $215,836), deposits denominated in Chilean pesos amount to $17,841 (2020 – $21,099), deposits denominated in Mexican pesos amount to $22,032 (2020 – $22,765) and deposits denominated in other foreign currencies amount to $82,871 (2020 – $83,706).
[2]	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable.
[3]	Excludes debt investment securities measured at amortized cost of $18,157 (October 31, 2020 - $31,644).
[4]	Represents fixed rate instruments.
[5]	Represents the fair value of financial assets and liabilities where the carrying amount is not a reasonable approximation of fair value.